LEASES - Amounts Recognized (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	$ 3,651	$ 5,192
Additions to right-of-use assets	400	2,900
Additions to lease liabilities	400	2,900
Depreciation charge of right-of-use assets	1,890	1,555
Interest expense (included in financial expenses)	397	574
Cash outflow for leases	1,900	2,000
Lease liabilities:
Current	1,618	1,710
Non-current	2,574	3,807
Lease liabilities	4,192	5,517
Properties
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	1,986	2,593
Depreciation charge of right-of-use assets	608	607
Vehicles
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	1,665	2,599
Depreciation charge of right-of-use assets	$ 1,282	$ 948